Incentive Stock Plan	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Incentive Stock Plan
Incentive Stock Plan
Stock-based compensation expense is included in the unaudited condensed consolidated statements of operations and comprehensive loss as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2019	2020	2019

	(in thousands)
Cost of revenue	$169	$—	$464	$—
Research and development	450	—	934	—
Sales and marketing	697	—	1,166	—
General and administrative	1,165	5,298	3,439	5,298
Total stock-based compensation	$2,481	$5,298	$6,003	$5,298

Incentive Stock Plan
On April 27, 2016, the Company established the Sprout Social, Inc. 2016 Stock Plan (the “2016 Plan”) as an amendment and restatement of the Sprout Social, Inc. 2010 Amended and Restated Stock Incentive Plan, under which awards, including options, restricted stock purchases rights, restricted stock bonus or restricted stock unit awards, for up to 5,467,862 shares of common stock may, at the discretion of the Board of Directors, be issued to employees, consultants, and directors of the Company. Under the 2016 Plan, any shares withheld upon settlement of RSUs, as elected by the employee to cover withholding taxes, will again be available for future grants under the plan. There were no changes to existing stock options outstanding as a result of the amendment and restatement. The exercise price for each award is determined by the Board of Directors. However, each option must have an exercise price of at least the fair market value of the option and no less than 110% of fair market value for options granted to a 10% owner optionee.
Effective October 17, 2019, the Company established the Sprout Social, Inc. 2019 Incentive Award Plan (the “2019 Plan”), under which awards, including options, stock appreciation rights, restricted stock awards, restricted stock unit awards, other stock or cash based awards and dividend equivalent awards, for up to 5,293,497 shares of Class A common stock may, at the discretion of the Board of Directors, be issued to employees, consultants, and directors of the Company.
Effective December 12, 2019, the Company established the Sprout Social, Inc. 2019 Class B Incentive Award Plan (the “Class B Plan”), under which cash and equity incentive awards, for up to 550,000 shares of Class B common stock may, at the discretion of the Board of Directors, be issued to employees, consultants, and directors of the Company, with the expectation that shares will only be issued to the Company’s CEO depending on the valuation of the Company in connection with the IPO and the achievement of market capitalization thresholds thereafter.
The only awards granted as of December 31, 2019 are stock options, restricted stock units and restricted stock awards.
Stock Options
The options become fully vested at such time or times, or upon such event or events, and subject to such terms, conditions, performance criteria, and restrictions as shall be determined by the Board of Directors and set forth in each stock option notice; provided, however, that no exercise period shall exceed ten years from the grant date.
The fair value of each option is estimated on the date of grant based on the Black-Scholes option pricing model. The annual rate of dividends is expressed as a dividend yield which is a constant percentage of the stock price, which is determined by the board of directors with input from a third-party valuation specialist. The expected life of an option represents the period of time that an option is expected to be outstanding. The risk‐free interest rate is based on the rate of U.S. Treasury securities with maturities consistent with the estimated expected term of the awards.
The Company has not paid dividends and does not anticipate paying a cash dividend on common stock in the foreseeable future and, accordingly, uses an expected dividend yield of zero. As the Company was privately held during the life of the options, there is no historical basis of the stock volatility. Accordingly, the expected volatility is based primarily on the historical volatilities of similar entities’ common stock over the most recent period commensurate with the estimated expected term of the awards. The expected term of an award is determined using the simplified method for plain vanilla options, consistent with applicable accounting guidance.
Total compensation expense included in the statement of operations for options was $0.1 million and $0.5 million for 2018 and 2017, respectively. There was no compensation expense included in the statement of operations for options in 2019.
The table below summarizes the stock option activity for the year ended December 31, 2019:

	Number of Options	Weighted Average Exercise Price	Weighted Average Contractual Term	Aggregate Intrinsic Value
			(in years)	(in thousands)
Outstanding at beginning of period	1,328,696	$0.54	3.67	$8,529
Granted at fair value	—	—
Exercised	(163,962)	0.56
Forfeited	(5,157)	1.08
Outstanding at end of period	1,159,577	$0.54	2.67	$17,990
Options exercisable at December 31, 2019	1,159,577	$0.54	2.67	$17,990

The Company has computed the aggregate intrinsic value of amounts disclosed in the above table based on the difference between the original exercise price of the options and the estimated fair value of the Company’s common stock as of December 31, 2019.
The intrinsic value of options exercised for the years ended December 31, 2019, 2018 and 2017 was $2.5 million, $1.1 million and $0.8 million, respectively.
At the end of 2015, the Company ceased issuing stock options. The following summarizes information about the Company’s options outstanding as of December 31, 2019:

	Options Outstanding		Options Exercisable
Exercise Price	Shares	Weighted- Average Remaining Contractual Term	Shares	Weighted- Average Remaining Contractual Term
		(in years)		(in years)
$0.31 - $0.69	952,867	2.1	952,867	2.1
$0.70 - $1.07	35,000	4.5	35,000	4.5
$1.08 - $1.10	101,405	5.1	101,405	5.1
$1.11 - $3.97	70,305	5.3	70,305	5.3
	1,159,577		1,159,577

Restricted Stock Units
At the end of 2015, the Company began issuing restricted stock units. The general terms of the restricted stock units issued under the 2016 Plan require both a service and performance condition to be satisfied prior to vesting. The service condition is satisfied upon the participant’s completion of a required period of continuous service from the vesting start date. The performance condition was satisfied upon the completion of the IPO. The general terms of the restricted stock units issued under the 2019 Plan require only a service condition to be satisfied prior to vesting. The restricted stock units issued under the Class B Plan require both a performance condition and a market condition to be satisfied prior to vesting. The performance condition was satisfied upon the completion of the IPO. The grant-date fair value of RSUs that contain a market condition is determined using a Monte Carlo valuation model in order to simulate a range of possible future stock prices. Key assumptions used include a risk‐free interest rate of 1.61% and expected volatility of 62.5%.
The table below summarizes the activity regarding unvested restricted stock units for the year ended December 31, 2019:

	Restricted Stock Units	Weighted Average Grant Date Fair Value
Unvested at December 31, 2018	2,477,569	$6.19
Granted	1,742,551	13.32
Vested	(2,024,786)	7.52
Forfeited	(183,986)	6.67
Unvested at December 31, 2019	2,011,348	$11.02

The weighted-average grant date fair value per share for restricted stock units granted during the years ended December 31, 2019, 2018 and 2017 was $13.32, $6.91 and $6.15, respectively. The total unrecognized stock-based compensation expense relating to these awards as of December 31, 2019 was $17.4 million, which is expected to be recognized over a weighted-average period of 3 years.
Restricted Stock Awards
In June 2019, the Company recognized $5.3 million of stock-based compensation expense related to a restricted stock award (RSA) grant of 434,436 shares to its Chief Executive Officer, which vested in full on the grant date. In accordance with the RSA grant agreement, the award was net settled to satisfy the federal and state tax withholding obligations, resulting in the issuance of 242,155 shares of common stock. The net settlement was treated as a repurchase of treasury shares. All of the expense was recognized in general and administrative on the consolidated statement of operations and comprehensive loss.
Stock-based Compensation Expense
Stock-based compensation expense is included in the consolidated statement of operations and comprehensive loss as follows (in thousands):

	Years Ended December 31,
	2019	2018	2017
Cost of revenue	$1,126	$9	$20
Research and development	2,290	28	161
Sales and marketing	8,697	15	259
General and administrative	13,220	1	33
Total stock-based compensation expense	$25,333	$53	$473